Putnam Dynamic Asset Allocation Funds Prospectus dated January 30, 2012

The funds will offer class R5 and class R6 shares to qualified employee-benefit plans beginning on July 2, 2012. The prospectus is supplemented as follows to add information about class R5 and class R6 shares.

The front cover page is supplemented to add class R5 and class R6 shares to the list of shares to which the prospectus relates, and to indicate that fund symbols for class R5 and class R6 shares are pending.

The following information is added to Fund summaries:

Putnam Dynamic Asset Allocation Growth Fund
Fees and expenses

Shareholder fees (fees paid directly from your investment)

Maximum deferred sales charge (load) (as
	Maximum sales charge (load) imposed on	a percentage of original purchase price or
Share class	purchases (as a percentage of offering price)	redemption proceeds, whichever is lower)

Class R5	NONE	NONE

Class R6	NONE	NONE

Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)

		Distribution and	Other	Acquired fund fees	Total annual fund
Share class	Management fees	service (12b-1) fees	expenses	and expenses	operating expenses

Class R5	0.60%	N/A	0.22%****	0.02%	0.84%

Class R6	0.60%	N/A	0.12%****	0.02%	0.74%

**** Other expenses are based on expenses of class A shares for the fund’s last fiscal year, adjusted to reflect the lower investor servicing fees applicable to class R5 and class R6 shares.

Example

Share class	1 year	3 years	5 years	10 years

Class R5	$86	$268	$466	$1,037

Class R6	$76	$237	$411	$918

Putnam Dynamic Asset Allocation Balanced Fund Fees and expenses

Shareholder fees (fees paid directly from your investment)

Maximum deferred sales charge (load) (as
	Maximum sales charge (load) imposed on	a percentage of original purchase price or
Share class	purchases (as a percentage of offering price)	redemption proceeds, whichever is lower)

Class R5	NONE	NONE

Class R6	NONE	NONE

Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)

		Distribution and	Other	Acquired fund	Total annual fund
Share class	Management fees	service (12b-1) fees	expenses	fees and expenses	operating expenses

Class R5	0.53%	N/A	0.22%****	0.01%	0.76%

Class R6	0.53%	N/A	0.12%****	0.01%	0.66%

**** Other expenses are based on expenses of class A shares for the fund’s last fiscal year, adjusted to reflect the lower investor servicing fees applicable to class R5 and class R6 shares.

Example

Share class	1 year	3 years	5 years	10 years

Class R5	$78	$243	$422	$942

Class R6	$67	$211	$368	$822

Putnam Dynamic Asset Allocation Conservative Fund Fees and expenses

Shareholder fees (fees paid directly from your investment)

Maximum deferred sales charge (load) (as
	Maximum sales charge (load) imposed on	a percentage of original purchase price or
Share class	purchases (as a percentage of offering price)	redemption proceeds, whichever is lower)

Class R5	NONE	NONE

Class R6	NONE	NONE

Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)

		Distribution and	Other	Acquired fund fees and	Total annual fund
Share class	Management fees	service (12b-1) fees	expenses	expenses	operating expenses

Class R5	0.53%	N/A	0.21%****	0.01%	0.75%

Class R6	0.53%	N/A	0.14%****	0.01%	0.68%

**** Other expenses are based on expenses of class A shares for the fund’s last fiscal year, adjusted to reflect the lower investor servicing fees applicable to class R5 and class R6 shares.

Example

Share class	1 year	3 years	5 years	10 years

Class R5	$77	$240	$417	$930

Class R6	$69	$218	$379	$847